Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 169,273,569	$ 23,426,274	¥ 453,858,640
Revenues - related parties	211,684	29,296	240,885
Total Revenues	169,485,253	23,455,570	454,099,525
Cost of revenues	(135,861,069)	(18,802,218)	(329,776,581)
Cost of revenues - related parties	(34,233,328)	(4,737,652)	(93,435,339)
Total Cost of revenues	(170,094,397)	(23,539,870)	(423,211,920)
Gross profit / (loss)	(609,144)	(84,300)	30,887,605
Operating expenses
Selling expenses	(6,373,345)	(882,026)	(8,288,836)
Lease termination loss	(1,197,921)	(165,784)
General and administrative expenses	(14,622,729)	(2,023,683)	(9,223,117)
Research and development expenses	(1,755,063)	(242,888)	(998,923)
Total operating expenses	(23,949,058)	(3,314,381)	(18,510,876)
Operating profit / (loss)	(24,558,202)	(3,398,681)	12,376,729
Other income/ (expenses)
Other income (expenses), net	(241,469)	(33,418)	99,901
Foreign exchange gain (loss), net	(974,371)	(134,846)	2,567,807
Financial expenses, net	(417,654)	(57,800)	(500,445)
Total other income (expenses), net	(1,633,494)	(226,064)	2,167,263
Income (loss) before income tax expense	(26,191,696)	(3,624,745)	14,543,992
Income tax expenses	(36,339)	(5,029)	(4,927,596)
Net income / (loss)	(26,228,035)	(3,629,774)	9,616,396
Less: Net loss attributable to non-controlling interests	(2,476,015)	(342,663)	(536,719)
Net income / (loss) attributable to the Jayud Global Logistics Limited’s ordinary shareholders	(23,752,020)	(3,287,111)	10,153,115
Net income / (loss)	(26,228,035)	(3,629,774)	9,616,396
Foreign currency translation adjustment, net of tax	(2,452,762)	(339,445)	(63,841)
Total comprehensive income / (loss)	(28,680,797)	(3,969,219)	9,552,555
Less: total comprehensive loss attributable to non-controlling interest	(2,476,015)	(342,663)	(536,719)
Total comprehensive income / (loss) attributable to Jayud Global Logistics Limited’s ordinary shareholders	¥ (26,204,782)	$ (3,626,556)	¥ 10,089,274
Net income / (loss) per share
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.16)	$ (0.16)	¥ 0.59
Weighted average shares
Basic and diluted (in Shares)	20,494,426	20,494,426	17,200,000